Related Party Transactions (Details) (USD $)								0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended					1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	May 15, 2012	Dec. 31, 2011	May 12, 2011	Aug. 15, 2011 May 2011 Offering [Member]	May 24, 2011 May 2011 Offering [Member]	Aug. 01, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member] May 2011 Offering [Member]	Dec. 26, 2012 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Jan. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Mar. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Aug. 06, 2012 Chief Marketing Officer [Member]	Aug. 06, 2012 Director [Member]	Sep. 30, 2012 Director [Member] Restricted Stock [Member]	Sep. 11, 2012 Director [Member] Restricted Stock [Member]	Aug. 06, 2012 Director [Member] Restricted Stock [Member]	Dec. 31, 2012 Subsequent Event - January 2013 [Member] Board of Directors Chairman [Member] Restricted Stock [Member]	Jun. 30, 2013 Subsequent Event- June 27, 2013 [Member] Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Subsequent Event- June 27, 2013 [Member] Board of Directors Chairman [Member] Restricted Stock [Member]
Related Party Transaction [Line Items]
Related party transaction, units sold									$ 50,000
Related party transaction, purchase of common stock (shares)								8,000						8,000	41,667
Revenue from related parties (in dollars)								19,200						19,200
Related party transaction, sale of stock, price per share (per share)								$ 2.40						$ 2.40	$ 2.40
Revenue from related party, private investment															100,000
Inital public offering price per share (per share)															$ 2.40
Period following closing of investment (in days)															120 days
Adjusted public offering purchase price (percentage)															10.00%
Adjusted public offering purchase price floor (per share)															$ 0.50
Common stock, shares, issued (shares)	7,275,981	6,186,997	274,224	966,227	562,500	78,030	12,500									111,112	69,445	35,000
Equity offering cash finance fee (in dollars)															10,000
Common stock, par value (per share)	$ 0.0001	$ 0.0001		$ 0.0001													$ 0.90
Officers' compensation										$ 10,000	$ 10,000
Share-based compensation arrangement by share-based payment award, shares issued in period (shares)												60,000							60,000	60,000	60,000
Common stock, capital shares reserved for future issuance (shares)	100,000										120,000		120,000